Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based payment arrangements [Abstract]
Disclosure of number and weighted average exercise prices of RSUs and PSUs

	Number of RSUs	Weighted average grant date fair value
Outstanding as of December 31, 2021	847,430	$39.59
Granted	3,416,545	$57.09
Forfeited	(314,158)	$55.36
Exercised	(738,387)	$49.51
Outstanding as of December 31, 2022	3,211,430	$54.39
Granted	2,426,183	$62.94
Forfeited	(390,769)	$55.35
Exercised	(1,093,061)	$55.28
Outstanding as of December 31, 2023	4,153,783	$58.87

	Number of PSUs	Weighted average grant date fair value
Outstanding as of December 31, 2021	—	—
Granted	571,277	70.85
Forfeited	(34,082)	70.91
Outstanding as of December 31, 2022	537,195	$70.91
Granted	875,646	$69.73
Forfeited	(220,422)	$69.90
Outstanding as of December 31, 2023	1,192,419	$69.96

Schedule of fair value assumptions
The assumptions used to value the Company’s PSUs granted during the period presented and their expected lives were as follows:

	December 31, 2023	December 31, 2022
Expected dividend yield	—	—
Expected volatility	50.93%	45.50%
Risk-free interest rate	4.60%	2.55%

Disclosure of number and weighted average exercise prices of share options
The following table shows a summary of the share option’s activity for the year ended December 31, 2023 and 2022.

	Number of Share options	Weighted average exercise price per Share
Outstanding as of December 31, 2021	21,749,558	$10.03
Exercised	(14,956,321)	$10.00
Forfeited	(532,634)	$10.00
Outstanding as of December 31, 2022	6,260,603	$10.02
Exercised	(4,468,985)	$10.02
Forfeited	(151,579)	$10.00
Outstanding as of December 31, 2023	1,640,039	$10.02
Exercisable balance as of December 31, 2023	1,485,670	$10.03

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information about employees’ share options outstanding as of December 31, 2023:

Outstanding
Range of exercise prices	Number Outstanding	Weighted average remaining contractual life (in years)
$10.02	1,640,039	2.67